Submission	May 05, 2026
Submission [Line Items]
Central Index Key	0000016918
Registrant Name	CONSTELLATION BRANDS, INC.
Registration File Number	333-291350
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES